SCHEDULE OF RECONCILIATION OF INCOME TAX BENEFIT (Details) - USD ($) $ in Thousands	5 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Jul. 31, 2025	Dec. 31, 2024	Jul. 31, 2024
U.S. Statutory Tax Rate	21.00%	21.00%		21.00%		21.00%
U.S. Statutory Tax Rate Amount	$ (47)	$ (49)		$ (47)		$ (49)
Change in Valuation Allowances	(25.30%)	(25.30%)		(25.30%)		(25.30%)
Change in Valuation Allowances amount	$ 57	$ 59		$ 57		$ 59
Actual income tax benefit effective tax rate
Actual income tax benefit effective tax rate amount
Gravitics Inc [Member]
U.S. Statutory Tax Rate			21.00%		21.00%
U.S. Statutory Tax Rate Amount			$ (2,457)		$ (1,900)
Change in Valuation Allowances			(13.60%)		(11.90%)
Change in Valuation Allowances amount			$ 1,594		$ 1,075
Change in Fair Value of SAFE Notes			2.10%		(2.60%)
Change in Fair Value of SAFE Notes amount			$ (243)		$ 233
Change in FV Convertible Notes			(3.30%)		(2.90%)
Change in FV Convertible Notes amount			$ 390		$ 262
Change in FV of Warrants			(3.60%)		(0.20%)
Change in FV of Warrants amount			$ 417		$ 18
Share-Based Compensation			(2.40%)		(3.40%)
Share-Based Compensation amount			$ 278		$ 310
Payroll Tax Credit			0.50%		0.00%
Payroll Tax Credit amount			$ (63)
R&D 280(c) Addback			(0.70%)		0.00%
R&D 280(c) Addback amount			$ 80
Other			0.00%		0.00%
Other amount			$ 4		$ 2
Actual income tax benefit effective tax rate			0.00%		0.00%
Actual income tax benefit effective tax rate amount